Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Summary of Revenues	Revenues by source consisted of the followin g :

	For the Three Months Ended March 31,
	2020	2021
Vehicle sales	372,151	2,810,347
Services and others	39,918	140,579

Total	412,069	2,950,926

Revenues by source consisted of the following:

	For the Year Ended December 31,
	2018	2019	2020
Vehicle sales	4,153	2,171,231	5,546,754
Services and others	5,553	149,988	297,567

Total	9,706	2,321,219	5,844,321